Acquisitions (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Purchase price allocation:
Cash and cash equivalents	$ 11,170
Prepaid expenses and current assets	5,499
Accounts receivable	1,062
Property and equipment, net	219
Rental deposit	5,130
Acquired intangible assets:
PIBA license	$ 112,144
PIBA license, Useful life	10 years
Total assets acquired	$ 135,224
Accrued expenses and other current liabilities	(135)
Accounts payable	(2,627)
Deferred tax liabilities, non-current	(18,504)
Total net assets	113,958
Goodwill	108,831
Total purchase price	$ 222,789